Supplemental Cash Flow Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow [Line Items]
Interest paid	$ 162	$ 168	$ 167
Income taxes paid, net of refunds received	44	40	56
Supplemental cash flows, stock based compensation
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	(6)	42	4
TDS Parent Company
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	2	48	7
Cash disbursements for payment of taxes	(8)	(6)	(3)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	(6)	42	4
U.S. Cellular
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	1	29	5
Cash disbursements for payment of taxes	(10)	(11)	(4)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$ (9)	$ 18	$ 1
Common Shares | TDS Parent Company
Supplemental cash flows, stock based compensation
Common Shares withheld (in shares)	814,000	676,000	121,000
Aggregate value of Common Shares withheld	$ 29	$ 21	$ 3
U.S. Cellular Common Shares | U.S. Cellular
Supplemental cash flows, stock based compensation
Common Shares withheld (in shares)	452,000	1,550,000	145,000
Aggregate value of Common Shares withheld	$ 23	$ 73	$ 6